UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549
                                 Form 13F
                            Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: September 30, 2002 Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings
entries.
Institutional Investment Manager Filing this Report:
Name: _Petroleum & Resources Corporation________
Address: _7 St. Paul Street, Suite 1140_________ __________Baltimore, MD 21202___________________
__________________________________________
Form 13F File Number: 28-293_________
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.
Person Signing this Report on Behalf of Reporting Manager:
Name: Christine M. Sloan________________________
Title: Assistant Treasurer______________________
Phone: (410)752-5900____________________________
Signature, Place, and Date of Signing:
__(signed) Christine M. Sloan Baltimore, MD_ October 18, 2002 [Signature] [City, State] [Date]
Report Type (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]
Form 13F File Number Name
28-____________ ________________________________
[Repeat as necessary.]


Form 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: ______________
Form 13F Information Table Entry Total: ____63______
Form 13F Information Table Value Total: $__383________
(thousands)
List of Other Included Managers:
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]
No. Form 13F File Number Name
____ 28-____________ ________________________
[Repeat as necessary.]

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                           FORM 13F INFORMATION TABLE

COLUMN 1                           COLUMN 2      COLUMN 3   COLUMN 4      COLUMN 5       COL. 6   COLUMN 7        COLUMN 8
-------------------------------  -------------  ----------  -------- ------------------  -------  -------- ----------------------
                                                             VALUE                       INVSTMT  OTHER
NAME OF ISSUER                  TITLE OF CLASS     CUSIP    (x$1000)                     DSCRETN  MANAGERS
                                                                     SHARES/    SH PUT/                       VOTING AUTHORITY
                                                                     PRN AMT    /P CALL
                                                                                RN
                                                                                <C
                                                                                >
                                                                                                           SOLE       SHAR NONE
                                                                                                                      ED
ALBEMARLE CORP                  COM               012653101    4,046    160,000 SH       SOLE                 160,000
AMERADA HESS CORP.              COM               023551104    5,430     80,000 SH       SOLE                  80,000
ANADARKO PETROLEUM              COM               032511107   11,135    250,000 SH       SOLE                 250,000
ANADARKO PETROLEUM              PUT               032511957      668     15,000    PUT
APACHE CORPORATION              COM               037411105    9,155    154,000 SH       SOLE                 154,000
ARCH COAL INC.                  COM               039380100    3,144    190,000 SH       SOLE                 190,000
ATMOS ENERGY CORP               COM               049560105    2,999    139,500 SH       SOLE                 139,500
BJ SERVICES CO.                 COM               055482103   10,400    400,000 SH       SOLE                 400,000
BJ SERVICES CO.                 PUT               055482953      390     15,000    PUT
BP PLC                          ADRS              055622104   19,232    482,000 SH       SOLE                 482,000
BAKER HUGHES, INC.              COM               057224107    2,613     90,000 SH       SOLE                  90,000
BAKER HUGHES, INC.              PUT               057224957      581     20,000    PUT
BOISE CASCADE CORP.             COM               097383103    4,674    205,000 SH       SOLE                 205,000
BOISE CASCADE CORP 7.5% ACES    PFD               097383855    2,007     51,000 SH       SOLE                  51,000
CHEVRONTEXACO CORP              COM               166764100   20,775    300,000 SH       SOLE                 300,000
CONOCOPHILLIIPS INC.            COM               20825C104    6,488    140,310 SH       SOLE                 140,310
CORE LABORATORIES N.A.          COM               N22717107    1,962    209,400 SH       SOLE                 209,400
DEVON ENERGY CORP.              COM               25179M103    3,860     80,000 SH       SOLE                  80,000
DUKE ENERGY CORP.               COM               264399106    2,248    115,000 SH       SOLE                 115,000
DUKE ENERGY 8.25% UNITS         PFD               264399585    2,616    160,000 SH       SOLE                 160,000
EOG RESOURCES INC.              COM               26875P101    7,192    200,000 SH       SOLE                 200,000
EL PASO ENERGY CORP.            COM               28336L109    2,481    300,000 SH       SOLE                 300,000
ENERGEN CORP                    COM               29265N108    6,327    250,000 SH       SOLE                 250,000
ENGELHARD CORP.                 COM               292845104    4,766    200,000 SH       SOLE                 200,000
EQUITABLE RSOURCES              COM               294549100   12,473    361,000 SH       SOLE                 361,000
EXXON MOBIL CORP                COM               30231G102   37,004  1,160,000 SH       SOLE               1,160,000
GENERAL ELECTRIC CO.            COM               369604103    8,627    350,000 SH       SOLE                 350,000
GLOBALSANTAFE CORPORATION       COM               G3930E101    4,470    200,000 SH       SOLE                 200,000
GRANT PRIDECO INC.              COM               38821G101    2,630    308,000 SH       SOLE                 308,000
KERR MCGEE CORP                 COM               492386107    7,696    177,153 SH       SOLE                 177,153
KEYSPAN CORP.                   COM               49337W100    7,370    220,000 SH       SOLE                 220,000
KINDER MORGAN INC.              COM               49455P101    5,761    162,500 SH       SOLE                 162,500
MEADWESTVACO CORP               COM               583334107    2,882    150,000 SH       SOLE                 150,000
MURPHY OIL CORP.                COM               626717102    6,566     80,000 SH       SOLE                  80,000
MURPHY OIL CORP.                CALL              626717902      821     10,000    CALL
NABORS INDUSTRIES, INC.         COM               629568106    6,550    200,000 SH       SOLE                 200,000
NATIONAL FUEL GAS CO.           COM               636180101    3,974    200,000 SH       SOLE                 200,000
NEW JERSEY RESOURCES            COM               646025106    9,130    277,500 SH       SOLE                 277,500
NOBLE ENERGY INC.               COM               655044105    4,246    125,000 SH       SOLE                 125,000
NOBLE CORP.                     COM               G65422100    4,185    135,000 SH       SOLE                 135,000
NORTHWESTERN CORP.              COM               668074107    1,952    200,000 SH       SOLE                 200,000
OCCIDENTAL PETROLEUM            COM               674599105    4,967    175,000 SH       SOLE                 175,000
OCEAN ENERGY, INC.              COM               67481E106   10,972    550,000 SH       SOLE                 550,000
PHILADELHPIA SUBURBAN CORP      COM               718009608    6,191    305,000 SH       SOLE                 305,000
PIONEER NATURAL RESOURCES       COM               723787107    5,699    235,000 SH       SOLE                 235,000
QUESTAR CORP.                   COM               748356102    6,121    268,000 SH       SOLE                 268,000
ROHM & HAAS                     COM               775371107    6,200    200,000 SH       SOLE                 200,000
ROYAL DUTCH PETROLEUM $1.25     GLD               780257804   26,914    670,000 SH       SOLE                 670,000
SCHLUMBERGER, LTD.              COM               806857108    7,307    190,000 SH       SOLE                 190,000
SCHLUMBERGER, LTD.              PUT               806857908      577     15,000    PUT
SHELL TRANSPORT & TRADING       ADRS              822703609    5,358    150,000 SH       SOLE                 150,000
STONE ENERGY CORP.              COM               861642106    3,390    104,300 SH       SOLE                 104,300
TECO ENERGY, INC                COM               872375100    3,176    200,000 SH       SOLE                 200,000
TECO ENERGY, INC.               CALL              872375900      675     42,500    CALL
TEMPLE-INLAND, INC.             COM               879868107    4,636    120,000 SH       SOLE                 120,000
TOTALFINA ELF SA                ADR               89151E109    8,231    125,000 SH       SOLE                 125,000
TRANSOCEAN INC.                 COM               G90078109    4,160    200,000 SH       SOLE                 200,000
UNOCAL CAPITAL TRUST $3.125 CV  COM               91528T207    3,500     72,540 SH       SOLE                  72,540
UNOCAL CORP                     COM               985289102    4,709    150,000 SH       SOLE                 150,000
WEATHERFORD INTL. LTD           COM               G05089101    7,057    190,000 SH       SOLE                 190,000
WEATHERFORD INTL. LTD           PUT               G05089950      929     25,000    PUT
WILLIAMS COMPANIES INC.         COM               969457100      452    200,000 SH       SOLE                 200,000
WILLIAMS COMPANIES FELINE       PACS              969457886      864    120,000 SH       SOLE                 120,000
                                                             383,611
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